Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2014
Prospectus Date	rr_ProspectusDate	Sep. 08, 2014
Virtus Alternative Total Solution Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vast_SupplementTextBlock

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the Summary and

Statutory Prospectuses dated April 22, 2014, as supplemented and revised September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VATRX in the row for Virtus Alternative Total Solution Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Alternative Total Solution Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	The Example table is hereby revised to add the Class R6 row as shown below:
Virtus Alternative Total Solution Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VATRX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.95%	[1]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.58%	[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.20%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.93%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	1,067
1 Year	rr_ExpenseExampleNoRedemptionYear01	296
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,067

[1]	Includes management fees paid by the Subsidiary.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.35% for Class R6 Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.